Shareholder Report, Line Graph (Details) 193154_Greenspring Income Opportunities Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 21, 2021	Sep. 30, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	$ 11,307	$ 10,346	$ 9,608	$ 10,000	$ 11,981
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,599	8,604	8,548	10,000	$ 9,876
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Accumulated Value	$ 11,232	$ 10,198	$ 9,487	$ 10,000	$ 11,945